Supplier and Customer Concentration	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Supplier and Customer Concentration [Abstract]
SUPPLIER AND CUSTOMER CONCENTRATION

11. SUPPLIER AND CUSTOMER CONCENTRATION

The Company has an agreement with an unrelated party for various wine making activities, including production, bottling, labelling, and packaging. The Company pays certain storage, administrative fees and taxes related to the purchased goods. There is no specified term of the agreement but continues as additional blanket sales orders are issued. For the three month periods ended March 31, 2024 and 2023, substantially all of the Company’s inventory purchases were from this supplier.

The Company also engages with other suppliers for the purchase of a select varietal of wine to be offered in limited quantities. There are no formal agreements due to the infrequency of activity with these suppliers.

A significant portion of the Company’s wholesale revenue in 2024 comes from three national distributor customers that operate in several markets. For the three month period ended March 31, 2024, approximately 81% of the Company’s wholesale revenue came from these customers as well as one additional customer. At March 31, 2024, these customers accounted for 60% of accounts receivable. For the first quarter of 2023, the Company’s wholesale revenue came from only two national distributors that attributed to 73% of the Company’s wholesale revenue for the three months ended March 31, 2023. These customers accounted for 73% of the Company’s accounts receivable as of March 31, 2023.

11. SUPPLIER AND CUSTOMER CONCENTRATION

The Company has an agreement with an unrelated party for various wine making activities, including production, bottling, labelling, and packaging. The Company pays certain storage, administrative fees and taxes related to the purchased goods. There is no specified term of the agreement but continues as additional blanket sales orders are issued. For the years ended December 31, 2023 and 2022, 100% and 96%, respectively, of the Company’s inventory purchases were from this supplier.

The Company also engages with other suppliers for the purchase of a select varietal of wine to be offered in limited quantities. There are no formal agreements due to the infrequency of activity with these suppliers.

A significant portion of the Company’s wholesale revenue comes from three national distributor customers that operate in several markets. For the years ended December 31, 2023 and 2022, 74% and 58% of the Company’s wholesale revenue came from these customers, respectively. At December 31, 2023 and 2022, these customers accounted for 73% and 90%, respectively, of accounts receivable.